Related Party Transactions	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 9 – RELATED PARTY TRANSACTIONS

The related parties had transactions for the years ended December 31, 2016, 2015 and 2014 consist of the following:

Name of Related Party	Nature of Relationship
Guoan Xu	Shareholder, Director and Vice President

Beijing Taiying Anrui Holding Co., Ltd.	Sole Shareholder

Shandong Luk Information Technology Co., Ltd.	Controlled by the brother of Gary Wang

Chunmei Sun	Wife of Gary Wang

Chongqing Shenggu Human Resources Co., Ltd.	Controlled by Beijing Taiying

Chongqing Taiying Shiye Development Co., Ltd.	David Wang being a 5% shareholder

Beijing Jiate Information Technology Co., Ltd.	Shareholder of HTCC

Beijing Jiate Information Technology Co., Ltd.

In July 2016, HTCC, its parent company Taiying, and Beijing Jiate Information Technology Co., Ltd. (“Jiate”) entered into an investment agreement, pursuant to which Jiate will contribute RMB4,900,000 (approximately $706,000) into HTCC in order to obtain 49% equity interest in HTCC. Based on the agreement, all the parties agreed to complete the registration process with local administrative department within 30 days after the agreement was signed and Jiate is entitled to HTCC’s earnings after injecting the first portion of investment in the amount of RMB2,450,000 (approximately $356,000) prior to February 1, 2017. The registration process was completed on July 11, 2016 and HTCC received the capital contribution of $356,000 on January 31, 2017. As a result, Jiate became the related party of the Company.

Jiate acts as an intermediary agent and receives commission for referring customers to HTCC. The services provided by Jiate were recorded as related party transactions in the year ended December 31, 2016. See more details in services provides by related parties.

As of December 31, 2015, the balance of receivable from Jiate was $125,687 which was recorded as notes receivable, current. The balance was fully settled during the year ended December 31, 2016 by a repayment of $40,011 and payment of expense made by Jiate on behalf of the Company in the amount of 82,794.

Notes receivable from related party

Chongqing Taiying Shiye Co., Ltd. (“Shiye”), a company in which David Wang owns 5% of the equity interest, borrowed $1,130,765 from the Company for a construction project in the year ended December 31, 2013. The receivable bears no interest and is due on demand. During the year ended December 31, 2014, Shiye repaid $113,901 to the Company.

As of December 31, 2016 and 2015, the receivable from Shiye was recorded as notes receivable – related party, non-current in the amount of $907,297 and $970,620, respectively.

Revenues from related party

The Company was the subcontractor of Shandong Luk Information Technology Co., Ltd. (“Shandong Luk”) to provide BPO services, a related party controlled by the brother of Gary Wang. The Company did not generate any related party revenues from Shandong Luk for the years ended December 31, 2016 and 2015. And the Company generated revenues in the amount of $11,407 for the year ended December 31, 2014. The accounts receivable with Shandong Luk amounted to $353,513 as of December 31, 2015. During the year ended December 31, 2016, the Company decided to record an allowance for all the receivable balance from Shandong Luk, included in accounts receivable – related party, as the Company does not expect to collect from Shandong Luk within a reasonable period of time.

Services provided by related parties

The Company subcontracted projects to a related party, Shandong Luk, and the related party provided services in the amount of $485,304, $892,595 and $718,756 for the years ended December 31, 2016, 2015 and 2014, respectively, which was included in cost of revenues. Out of the services provided, both parties agreed to use $0, $26,830, and $426,434 to settle part of the balances that Shandong Luk owed to the Company as of December 31, 2016, 2015, and 2014, respectively.

Jiate charged the Company $188,319 for the customers it referred to the Company during the year ended December 31, 2016, which was included in selling, general and administrative expenses. As of December 31, 2016 and 2015, the related party accounts payable balance was $129,489 and $0, respectively.

Due from related parties

Due from related parties consist of the following:

Name of Related Party	December 31, 2016	December 31, 2015
Shandong Luk Information Technology Co., Ltd.	$-	$448,339
Beijing Taiying Anrui Holding Co., Ltd.	50,811	15,406
Chongqing Shenggu Human Resources Co., Ltd.	198,055	211,878
	$248,866	$675,623

The Company provided a loan of $18,210 to Beijing Taiying during the year ended December 31, 2016.

The amount owed to the Company by related party companies represents non-secured short-term loans obtained from the Company, which bears no interest and was due on demand.

During the year ended December 31, 2016, the Company decided to record an allowance for all the receivable balance from Shandong Luk, included in due from related parties, as the Company does not expect to collect from Shandong Luk within a reasonable period of time.

Due to related parties

The balance of due to related parties was $446,050 and $0 as of December 31, 2016 and 2015, respectively.

In 2014, the Company repaid a loan obtained from Chunmei Sun for $392,118. The loan bears an annual interest rate of 15%. For the year ended December 31, 2014, the interest expense recorded for the related party loan amounted to $108,264.

During the year ended December 31, 2016, a related party paid expenses on behalf of the Company in the amount of $1,746. As of December 31, 2016, the balance owed to this related party was $1,670.

For the years ended December 31, 2015 and 2014, the Company borrowed $19,841 and $294,500 from Jiate, and repaid $0 and $95,987 to Jiate, respectively. For the year ended December 31, 2016, the Company purchased property and equipment through Jiate in the amount of $238,353. Jiate also paid expenses on behalf of the Company in the amount of $23,094.

As of December 31, 2015, the balance owed to Jiate was $207,813, which was included in short term loans. For the year ended December 31, 2016, $203,048 was reclassified from short term loans to due to related parties as Jiate became a related party of the Company. As of December 31, 2016, the balance owed to Jiate was $444,380, which was included in due to related parties.